Condensed Consolidating Financial Information PP2 Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Net Cash Provided by Operating Activities	[1]	$ 569		$ 421		$ 362
Intercompany (Payments to) Receipts from Consolidated Subsidiaries		0		0		0
Acquisition of businesses, net of cash acquired	[1]	0		37		901
Acquisition of Drop Down Assets, net of cash acquired	[1]	(77)	[2]	(698)		(311)
Payments to Acquire Property, Plant, and Equipment	[1]	20		29		60
Receipt of indemnity from supplier	[1]	0		0		57
Increase (Decrease) in Restricted Cash	[1]	34		1		(25)
Increase (Decrease) in Notes Receivables	[1]	(17)		(17)		(14)
Proceeds from Renewable Energy Grants	[1]	0		0		(422)
Return of investment from unconsolidated affiliates	[1]	28		42		4
Payments for (Proceeds from) Other Investing Activities	[1]	(4)		0		(11)
Net Cash Used in Investing Activities	[1]	(165)		(1,108)		(741)
Proceeds from Payments to Intercompany Loans		0		0		0
Proceeds from Noncontrolling Interests		5		122		190
Proceeds from Contributions from Parent	[1]	0		0		2
Proceeds from the issuance of class A and class C units	[1]	0		599		630
Payments of Capital Distribution	[1]	170		76		333
Payments of (Proceeds from) distributions		(183)		(139)		(101)
Proceeds from (Repayments of) Lines of Credit						500
Proceeds from Related Party Debt	[1]	0		(281)		(337)
Proceeds from Issuance of Long-term Debt	[1]	740		6		178
Proceeds from (Repayments of) Debt						(626)
Payments of Financing Costs						28
Net Cash (Used in) Provided by Financing Activities	[1]	(193)		368		749
Cash and Cash Equivalents, Period Increase (Decrease)	[1]	211		(319)		370
Cash and Cash Equivalents, at Carrying Value	[1]	321	[3]	110	[3]	429		$ 59
Guarantor Subsidiaries [Member]
Net Cash Provided by Operating Activities		62		19		12
Intercompany (Payments to) Receipts from Consolidated Subsidiaries		0		0		0
Acquisition of businesses, net of cash acquired				0		0
Acquisition of Drop Down Assets, net of cash acquired		0				0
Payments to Acquire Property, Plant, and Equipment		0		0		0
Receipt of indemnity from supplier						0
Increase (Decrease) in Restricted Cash		0		0		0
Increase (Decrease) in Notes Receivables		0		0		0
Proceeds from Renewable Energy Grants						0
Return of investment from unconsolidated affiliates		16		0		0
Payments for (Proceeds from) Other Investing Activities		0				0
Net Cash Used in Investing Activities		(64)		(28)		0
Proceeds from Payments to Intercompany Loans		2		9		(12)
Proceeds from Noncontrolling Interests		0		0		0
Proceeds from Contributions from Parent						0
Proceeds from the issuance of class A and class C units				0		0
Payments of Capital Distribution		0		0		0
Payments of (Proceeds from) distributions		0		0		0
Proceeds from (Repayments of) Lines of Credit						0
Proceeds from Related Party Debt				0		0
Proceeds from Issuance of Long-term Debt		0		0		0
Proceeds from (Repayments of) Debt						0
Payments of Financing Costs						0
Net Cash (Used in) Provided by Financing Activities		2		9		(12)
Cash and Cash Equivalents, Period Increase (Decrease)		0		0		0
Cash and Cash Equivalents, at Carrying Value		0		0		0		0
Non-Guarantor Subsidiaries [Member]
Net Cash Provided by Operating Activities		546		420		357	[4]
Intercompany (Payments to) Receipts from Consolidated Subsidiaries		(21)		285		36
Acquisition of businesses, net of cash acquired				0		0
Acquisition of Drop Down Assets, net of cash acquired		0				46
Payments to Acquire Property, Plant, and Equipment		20		29		60	[4]
Receipt of indemnity from supplier						57
Increase (Decrease) in Restricted Cash		34		1		(25)	[4]
Increase (Decrease) in Notes Receivables		(17)		(17)		(12)	[4]
Proceeds from Renewable Energy Grants	[4]					(422)
Return of investment from unconsolidated affiliates		0		0		0	[4]
Payments for (Proceeds from) Other Investing Activities		(4)				(11)
Net Cash Used in Investing Activities		(57)		272	[2]	547	[4]
Proceeds from Payments to Intercompany Loans		0		0		0	[4]
Proceeds from Noncontrolling Interests		0		0		190
Proceeds from Contributions from Parent	[4]					2
Proceeds from the issuance of class A and class C units				0		0	[4]
Payments of Capital Distribution		170		76		333	[4]
Payments of (Proceeds from) distributions		(420)		(392)		(232)	[4]
Proceeds from (Repayments of) Lines of Credit						0
Proceeds from Related Party Debt				0		0
Proceeds from Issuance of Long-term Debt		390		6		178	[4]
Proceeds from (Repayments of) Debt	[4]					(626)
Payments of Financing Costs	[4]					18
Net Cash (Used in) Provided by Financing Activities		(474)		(698)	[2]	(839)	[4]
Cash and Cash Equivalents, Period Increase (Decrease)		15		(6)	[2]	65	[4]
Cash and Cash Equivalents, at Carrying Value		110		95	[2]	101	[4]	36	[4]
NRG Yield Operating LLC [Member]
Net Cash Provided by Operating Activities		(39)		(18)		(7)	[4]
Intercompany (Payments to) Receipts from Consolidated Subsidiaries		(304)		179		494
Acquisition of businesses, net of cash acquired				37		901
Acquisition of Drop Down Assets, net of cash acquired		(77)		(698)		(357)
Payments to Acquire Property, Plant, and Equipment		0		0		0	[4]
Receipt of indemnity from supplier						0
Increase (Decrease) in Restricted Cash		0		0		0	[4]
Increase (Decrease) in Notes Receivables		0		0		(2)	[4]
Proceeds from Renewable Energy Grants	[4]					0
Return of investment from unconsolidated affiliates		12		42		4	[4]
Payments for (Proceeds from) Other Investing Activities		0				0
Net Cash Used in Investing Activities		(369)		(888)	[2]	(758)	[4]
Proceeds from Payments to Intercompany Loans		(56)		300		(314)	[4]
Proceeds from Noncontrolling Interests		5		122		0
Proceeds from Contributions from Parent	[4]					0
Proceeds from the issuance of class A and class C units				0		0	[4]
Payments of Capital Distribution		0		0		0	[4]
Payments of (Proceeds from) distributions		420		392		232	[4]
Proceeds from (Repayments of) Lines of Credit						500
Proceeds from Related Party Debt				(281)		(337)
Proceeds from Issuance of Long-term Debt		350		0		0	[4]
Proceeds from (Repayments of) Debt	[4]					0
Payments of Financing Costs	[4]					10
Net Cash (Used in) Provided by Financing Activities		408		906	[2]	745	[4]
Cash and Cash Equivalents, Period Increase (Decrease)		0		0	[2]	(20)	[4]
Cash and Cash Equivalents, at Carrying Value		0		0	[2]	0	[4]	20	[4]
NRG Yield LLC [Member]
Net Cash Provided by Operating Activities		0		0		0	[4],[5]
Intercompany (Payments to) Receipts from Consolidated Subsidiaries		325		(464)		(530)
Acquisition of businesses, net of cash acquired				0		0
Acquisition of Drop Down Assets, net of cash acquired		0				0
Payments to Acquire Property, Plant, and Equipment		0		0		0	[4],[5]
Receipt of indemnity from supplier						0
Increase (Decrease) in Restricted Cash		0		0		0	[4],[5]
Increase (Decrease) in Notes Receivables		0		0		0	[4],[5]
Proceeds from Renewable Energy Grants	[4],[5]					0
Return of investment from unconsolidated affiliates		0		0		0	[4],[5]
Payments for (Proceeds from) Other Investing Activities		0				0
Net Cash Used in Investing Activities		325		(464)	[2],[6]	(530)	[4],[5]
Proceeds from Payments to Intercompany Loans		54		(309)		326	[4],[5]
Proceeds from Noncontrolling Interests		0		0		0
Proceeds from Contributions from Parent	[4],[5]					0
Proceeds from the issuance of class A and class C units				599		630	[4],[5]
Payments of Capital Distribution		0		0		0	[4],[5]
Payments of (Proceeds from) distributions		(183)		(139)		(101)	[4],[5]
Proceeds from (Repayments of) Lines of Credit						0
Proceeds from Related Party Debt				0		0
Proceeds from Issuance of Long-term Debt		0		0		0	[4],[5]
Proceeds from (Repayments of) Debt	[4],[5]					0
Payments of Financing Costs	[4],[5]					0
Net Cash (Used in) Provided by Financing Activities		(129)	[7]	151	[2],[6]	855	[4],[5]
Cash and Cash Equivalents, Period Increase (Decrease)		196		(313)	[2],[6]	325	[4],[5]
Cash and Cash Equivalents, at Carrying Value		$ 211		$ 15	[2],[6]	$ 328	[4],[5]	$ 3	[4],[5]

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	(b) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	(b) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[5]	(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
[6]	(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
[7]	(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.